Transfer of financial assets (Tables) - U.S. Subsidiary	12 Months Ended
Mar. 31, 2017
Electronics Business
Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Total trade receivables sold	50,400	—	—
Deferred proceeds	16,150	—	—
Collections of deferred proceeds	22,512	—	—

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Trade Receivables Sold, Deferred Proceeds from Sales and Collections of Deferred Proceeds

Total trade receivables sold, deferred proceeds from those sales and collections of deferred proceeds during the fiscal years ended March 31, 2015, 2016 and 2017 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Total trade receivables sold	4,237	2,918	238
Deferred proceeds	4,237	2,918	238
Collections of deferred proceeds	—	2,298	1,202